Acquisition of businesses (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of acquisition of businesses [abstract]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	H1 2022	H1 2021

Property, plant and equipment	13

Right-of-use assets	12

Acquired research and development	1 223	161

Deferred tax assets	53	12

Other current assets	5

Cash and cash equivalents	89	6

Deferred tax liabilities	-303	-31

Current and non-current lease liabilities	-12

Trade payables and other liabilities	-68	-3

Net identifiable assets acquired	1 012	145

Acquired cash and cash equivalents	-89	-6

Non-controlling interests		-22

Goodwill	163	112

Net assets recognized as a result of acquisitions of businesses	1 086	229